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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03153

Russell Investment Company

(Exact name of registrant as specified in charter)

1301 2nd Avenue 18th Floor, Seattle Washington 98101

(Address of principal executive offices) (Zip code)

Mary Beth Rhoden, Secretary and Chief Legal Officer

1301 2nd Avenue

18th Floor

Seattle, Washington 98101

206-505-4846

(Name and address of agent for service)

Registrant’s telephone number, including area code: 206-505-7877

Date of fiscal year end: December 31

Date of reporting period: January 1, 2011 – September 30, 2011

Item 1. Schedule of Investments

[LOGO]

2011 QUARTERLY REPORT

LifePoints® Funds

Target Distribution Strategies

SEPTEMBER 30, 2011

FUND

2017 Retirement Distribution Fund — A Shares

2017 Accelerated Distribution Fund — A Shares

2027 Extended Distribution Fund — A Shares

2017 Retirement Distribution Fund — S Shares

2017 Accelerated Distribution Fund — S Shares

2027 Extended Distribution Fund — S Shares

                                    [GRAPHIC]

Russell Investment Company

Russell Investment Company is a series investment company with 40 different investment portfolios referred to as Funds. This Quarterly Report reports on six of these Funds.

Russell Investment Company

LifePoints® Funds

Target Distribution Strategies

Quarterly Report

September 30, 2011 (Unaudited)

Russell Investment Company - LifePoints® Funds Target Distribution Strategies.

Copyright © Russell Investments 2011. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities products and services offered through Russell Financial Services, Inc., member FINRA and part of Russell Investments.

Russell Investment Company

2017 Retirement Distribution Fund — A Shares

Schedule of Investments — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.7%
Other Russell Investment Company Series Mutual Funds

Domestic Equities - 13.4%
Russell U.S. Core Equity Fund Class Y	3,727	90
Russell U.S. Quantitative Equity Fund Class Y	3,165	84
Russell U.S. Small & Mid Cap Fund Class Y	2,177	42

		216

Fixed Income - 65.2%
Russell Global Opportunistic Credit Fund Class Y	3,183	31
Russell Investment Grade Bond Fund Class Y	11,971	266
Russell Short Duration Bond Fund Class Y	12,880	246
Russell Strategic Bond Fund Class Y	47,189	512

		1,055

International Equities - 16.5%
Russell Emerging Markets Fund Class Y	2,629	43
Russell Global Equity Fund Class Y	11,164	84
Russell International Developed Markets Fund Class Y	5,354	140

		267

Real Assets - 5.6%
Russell Commodity Strategies Fund Class Y	3,615	36
Russell Global Infrastructure Fund Class Y	2,604	25
Russell Global Real Estate Securities Fund Class Y	998	30

		91

Total Investments - 100.7% (identified cost $1,609)		1,629

Other Assets and Liabilities, Net - (0.7%)		(11)

Net Assets - 100.0%		1,618

See accompanying notes which are an integral part of this quarterly report.

2017 Retirement Distribution Fund — A Shares	3

Russell Investment Company

2017 Accelerated Distribution Fund — A Shares

Schedule of Investments — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 101.2%
Other Russell Investment Company Series Mutual Funds

Domestic Equities - 4.9%
Russell U.S. Core Equity Fund Class Y	921	22
Russell U.S. Quantitative Equity Fund Class Y	780	21
Russell U.S. Small & Mid Cap Fund Class Y	544	10

		53

Fixed Income - 59.5%
Russell Global Opportunistic Credit Fund Class Y	752	7
Russell Investment Grade Bond Fund Class Y	7,482	167
Russell Short Duration Bond Fund Class Y	8,105	154
Russell Strategic Bond Fund Class Y	29,470	320

		648

International Equities - 6.1%
Russell Emerging Markets Fund Class Y	641	10
Russell Global Equity Fund Class Y	2,760	21
Russell International Developed Markets Fund Class Y	1,326	35

		66

Real Assets - 2.0%
Russell Commodity Strategies Fund Class Y	862	9
Russell Global Infrastructure Fund Class Y	638	6
Russell Global Real Estate Securities Fund Class Y	244	7

		22

Short-Term Investments - 28.7%
Russell Money Market Fund Class S	311,555	312

Total Investments - 101.2% (identified cost $1,072)		1,101

Other Assets and Liabilities, Net - (1.2%)		(13)

Net Assets - 100.0%		1,088

See accompanying notes which are an integral part of this quarterly report.

4	2017 Accelerated Distribution Fund — A Shares

Russell Investment Company

2027 Extended Distribution Fund — A Shares

Schedule of Investments — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 101.1%
Other Russell Investment Company Series Mutual Funds

Domestic Equities - 4.9%
Russell U.S. Core Equity Fund Class Y	1,645	40
Russell U.S. Quantitative Equity Fund Class Y	1,401	37
Russell U.S. Small & Mid Cap Fund Class Y	968	19

		96

Fixed Income - 64.3%
Russell Global Opportunistic Credit Fund Class Y	1,342	13
Russell Investment Grade Bond Fund Class Y	14,540	324
Russell Short Duration Bond Fund Class Y	15,573	297
Russell Strategic Bond Fund Class Y	57,128	620

		1,254

International Equities - 5.8%
Russell Emerging Markets Fund Class Y	1,053	17
Russell Global Equity Fund Class Y	4,783	36
Russell International Developed Markets Fund Class Y	2,250	59

		112

Real Assets - 2.0%
Russell Commodity Strategies Fund Class Y	1,465	15
Russell Global Infrastructure Fund Class Y	1,121	11
Russell Global Real Estate Securities Fund Class Y	412	12

		38

Short-Term Investments - 24.1%
Russell Money Market Fund Class S	470,482	470

Total Investments - 101.1% (identified cost $1,939)		1,970

Other Assets and Liabilities, Net - (1.1%)		(21)

Net Assets - 100.0%		1,949

See accompanying notes which are an integral part of this quarterly report.

2027 Extended Distribution Fund — A Shares	5

Russell Investment Company

2017 Retirement Distribution Fund — S Shares

Schedule of Investments — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.6%
Other Russell Investment Company Series Mutual Funds

Domestic Equities - 13.4%
Russell U.S. Core Equity Fund Class Y	6,546	158
Russell U.S. Quantitative Equity Fund Class Y	5,578	148
Russell U.S. Small & Mid Cap Fund Class Y	3,846	74

		380

Fixed Income - 65.9%
Russell Global Opportunistic Credit Fund Class Y	5,472	53
Russell Investment Grade Bond Fund Class Y	21,226	472
Russell Short Duration Bond Fund Class Y	22,801	435
Russell Strategic Bond Fund Class Y	83,587	908

		1,868

International Equities - 15.9%
Russell Emerging Markets Fund Class Y	4,373	71
Russell Global Equity Fund Class Y	19,107	144
Russell International Developed Markets Fund Class Y	9,046	237

		452

Real Assets - 5.4%
Russell Commodity Strategies Fund Class Y	6,056	60
Russell Global Infrastructure Fund Class Y	4,472	43
Russell Global Real Estate Securities Fund Class Y	1,678	51

		154

Total Investments - 100.6% (identified cost $2,808)		2,854

Other Assets and Liabilities, Net - (0.6%)		(18)

Net Assets - 100.0%		2,836

See accompanying notes which are an integral part of this quarterly report.

6	2017 Retirement Distribution Fund — S Shares

Russell Investment Company

2017 Accelerated Distribution Fund — S Shares

Schedule of Investments — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.6%
Other Russell Investment Company Series Mutual Funds

Domestic Equities - 4.9%
Russell U.S. Core Equity Fund Class Y	1,575	38
Russell U.S. Quantitative Equity Fund Class Y	1,334	35
Russell U.S. Small & Mid Cap Fund Class Y	933	18

		91

Fixed Income - 59.8%
Russell Global Opportunistic Credit Fund Class Y	1,287	12
Russell Investment Grade Bond Fund Class Y	12,859	286
Russell Short Duration Bond Fund Class Y	13,942	266
Russell Strategic Bond Fund Class Y	50,633	550

		1,114

International Equities - 6.1%
Russell Emerging Markets Fund Class Y	1,098	18
Russell Global Equity Fund Class Y	4,727	36
Russell International Developed Markets Fund Class Y	2,280	59

		113

Real Assets - 2.0%
Russell Commodity Strategies Fund Class Y	1,461	15
Russell Global Infrastructure Fund Class Y	1,097	10
Russell Global Real Estate Securities Fund Class Y	418	13

		38

Short-Term Investments - 27.8%
Russell Money Market Fund Class S	518,853	519

Total Investments - 100.6% (identified cost $1,828)		1,875

Other Assets and Liabilities, Net - (0.6%)		(12)

Net Assets - 100.0%		1,863

See accompanying notes which are an integral part of this quarterly report.

2017 Accelerated Distribution Fund — S Shares	7

Russell Investment Company

2027 Extended Distribution Fund — S Shares

Schedule of Investments — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 101.0%
Other Russell Investment Company Series Mutual Funds

Domestic Equities - 3.0%
Russell U.S. Core Equity Fund Class Y	876	21
Russell U.S. Quantitative Equity Fund Class Y	750	20
Russell U.S. Small & Mid Cap Fund Class Y	509	10

		51

Fixed Income - 41.3%
Russell Global Opportunistic Credit Fund Class Y	737	7
Russell Investment Grade Bond Fund Class Y	8,046	179
Russell Short Duration Bond Fund Class Y	8,619	164
Russell Strategic Bond Fund Class Y	31,617	344

		694

International Equities - 3.6%
Russell Emerging Markets Fund Class Y	559	9
Russell Global Equity Fund Class Y	2,562	19
Russell International Developed Markets Fund Class Y	1,210	32

		60

Real Assets - 1.2%
Russell Commodity Strategies Fund Class Y	790	8
Russell Global Infrastructure Fund Class Y	606	6
Russell Global Real Estate Securities Fund Class Y	219	6

		20

Short-Term Investments - 51.9%
Russell Money Market Fund Class S	873,778	874

Total Investments - 101.0% (identified cost $1,663)		1,699

Other Assets and Liabilities, Net - (1.0%)		(17)

Net Assets - 100.0%		1,682

See accompanying notes which are an integral part of this quarterly report.

8	2027 Extended Distribution Fund — S Shares

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Notes to Quarterly Report — September 30, 2011 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 40 different investment portfolios referred to as Funds. This Quarterly Report reports on six of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Second Amended and Restated Master Trust Agreement dated October 1, 2008 (“Master Trust Agreement”), as amended. The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

The Funds seek to achieve their objectives by investing in several other RIC Funds (the “Underlying Funds”) using a dynamic asset allocation investment strategy. The Underlying Funds currently include the Russell U.S. Core Equity, Russell U.S. Quantitative Equity, Russell U.S. Small & Mid Cap, Russell Global Opportunistic Credit, Russell Investment Grade Bond, Russell Short Duration Bond, Russell Strategic Bond, Russell Emerging Markets, Russell Global Equity, Russell International Developed Markets, Russell Commodity Strategies, Russell Global Infrastructure, Russell Global Real Estate Securities and Russell Money Market Funds. The Underlying Funds are designed to provide the foundation for a diversified portfolio. Each major asset class (domestic equities, fixed income, international equities, real assets and short-term investments) is represented by one or more Underlying Funds. The Underlying Funds to which the Funds allocate their assets and the percentage allocations will change over time and a Fund may not always invest in all the Underlying Funds. In addition, the Funds may in the future invest in other funds which are not currently Underlying Funds.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) for investment companies. The presentation of these schedules of investments in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund. Generally, Underlying Fund portfolio securities are valued at the market price at the close of the principal exchange on which they are traded.

Fair value of securities is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, (e.g., the risk inherent in a particular valuation technique, such as a pricing model, or the risks inherent in the inputs to a particular valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices (unadjusted) in active markets for identical investments.

•	Level 2 — other significant observable inputs including quoted market prices in non-active markets or prices derived from market data.

•	Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.

The levels associated with valuing the Funds’ investments for the period ended September 30, 2011 were Level 1 for all Funds.

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the net asset value stated in the financial statements to be different from the net asset value at which shareholders may transact. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Notes to Quarterly Report	9

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Notes to Quarterly Report, continued — September 30, 2011 (Unaudited)

Investment Income

Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk

In the normal course of business, the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the financial statements (the “Assets”). The Assets, which potentially expose the Underlying Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Underlying Funds’ exposure to credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Underlying Funds’ Statements of Assets and Liabilities.

3.	Federal Income Taxes

At September 30, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	2017 Retirement Distribution Fund - A Shares	2017 Accelerated Distribution Fund - A Shares	2027 Extended Distribution Fund - A Shares
Cost of Investments	$1,618,191	$1,073,715	$1,951,392

Unrealized Appreciation	$27,596	$32,533	$30,187
Unrealized Depreciation	(16,317)	(4,938)	(11,767)

Net Unrealized Appreciation (Depreciation)	$11,279	$27,595	$18,420

	2017 Retirement Distribution Fund - S Shares	2017 Accelerated Distribution Fund - S Shares	2027 Extended Distribution Fund - S Shares
Cost of Investments	$2,820,571	$1,832,619	$1,664,248

Unrealized Appreciation	$71,129	$49,297	$39,761
Unrealized Depreciation	(37,722)	(6,459)	(5,109)

Net Unrealized Appreciation (Depreciation)	$33,407	$42,838	$34,652

4.	Subsequent Events

Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no items requiring adjustments to the Quarterly Report or additional disclosures with the exception noted below.

At a meeting held on October 25, 2011, the Board, upon the recommendation of Russell Investment Management Company (“RIMCo”), as RIC’s investment adviser, approved the liquidation of the 2017 Accelerated Distribution Fund — A Shares, 2027 Extended Distribution Fund — A Shares, 2017 Accelerated Distribution Fund — S Shares and 2027 Extended Distribution Fund — S Shares (together, the “Funds”) pursuant to a Plan of Liquidation and Dissolution (the “Plan”). Shareholder approval is not required in order to liquidate the Funds. Shareholders of the Funds may redeem their shares prior to the liquidation date. Effective at the close of business on October 25, 2011, the Funds were closed to new shareholders and stopped accepting orders from existing shareholders to purchase additional shares.

10	Notes to Quarterly Report

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Notes to Quarterly Report, continued — September 30, 2011 (Unaudited)

The Funds are no longer pursuing their investment objectives or engaging in any business activities except for the purpose of winding up their business affairs and distributing their investment income, capital gains and remaining assets to shareholders. As a result, each Fund has commenced the liquidation of its holdings and the resulting cash will be deposited in a non-interest bearing account with the Funds’ custodian.

The Plan provides for the liquidation of each Fund’s assets by December 16, 2011 and a liquidating distribution to be paid to the respective Fund shareholders of all of the proceeds of such liquidation as promptly as possible after the liquidation date.

Notes to Quarterly Report	11

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Shareholder Requests for Additional Information — September 30, 2011 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectus and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

12	Shareholder Requests for Additional Information

Russell Investment Company	1301 Second Avenue	800-787-7354
	Seattle, Washington 98101	Fax: 206-505-3495
www.russell.com

36-08-306

Item 2. Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no material changes in Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By:	/s/ Sandra Cavanaugh
Sandra Cavanaugh Principal Executive Officer and Chief Executive Officer

Date: November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sandra Cavanaugh
Sandra Cavanaugh Principal Executive Officer and Chief Executive Officer

Date: November 28, 2011

By:	/s/ Mark E. Swanson
Mark E. Swanson Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: November 28, 2011